Provisions for employees' benefits	12 Months Ended
Dec. 31, 2020
Provisions for employees' benefits
Provisions for employees' benefits

22.         Provisions for employees’ benefits

	2020	2019
Post–employment benefits
Healthcare	7,193,527	6,908,799
Pension	2,819,985	2,853,718
Education	485,792	458,441
Bonds	342,669	352,917
Other plans	102,632	98,729
Termination benefits – Voluntary retirement plan (1)	713,407	124,186
	11,658,012	10,796,790
Social benefits and salaries	674,080	587,596
Other employee benefits	91,575	96,678
	12,423,667	11,481,064
Current	2,022,137	1,929,087
Non–current	10,401,530	9,551,977
	12,423,667	11,481,064

(1)Includes for 2020 an obligation for a new voluntary retirement plan, on which Ecopetrol made offers to a part of its workers during the year. This plan was approved at the end of 2019 by the Company's Board of Directors (Note 22.6).

22.1       Post–employment benefits liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2020 and 2019:

	Pension and bonds (1)		Other		Total
	2020	2019	2020	2019	2020	2019
Liabilities for employee benefits
Opening balance	15,916,472	14,131,943	7,593,171	6,212,118	23,509,643	20,344,061
Current service cost	—	—	118,035	76,478	118,035	76,478
Past service cost (2)	—	—	631,761	—	631,761	—
Interest expense	882,785	920,622	439,682	418,553	1,322,467	1,339,175
Actuarial gains	418,187	1,755,300	87,311	1,273,409	505,498	3,028,709
Benefits paid	(897,061)	(891,393)	(359,366)	(387,387)	(1,256,427)	(1,278,780)
Closing balance	16,320,383	15,916,472	8,510,594	7,593,171	24,830,977	23,509,643

Plan assets
Opening balance	12,709,838	12,348,557	3,015	3,954	12,712,853	12,352,511
Return on assets	700,168	801,065	136	217	700,304	801,282
Contributions to funds	—	—	370,090	83,071	370,090	83,071
Benefits paid	(897,061)	(891,393)	(358,199)	(84,243)	(1,255,260)	(975,636)
Actuarial gains	644,784	451,609	194	16	644,978	451,625
Closing balance	13,157,729	12,709,838	15,236	3,015	13,172,965	12,712,853
Net post–employment benefits liability	3,162,654	3,206,634	8,495,358	7,590,156	11,658,012	10,796,790
(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.
(2)	It includes the new voluntary retirement plan.

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2020, 2019 and 2018:

	2020	2019	2018
Recognized in profit or loss
Interest expense. net	622,163	537,893	485,842
Current service cost	118,035	76,478	77,373
Past service cost	—	—	50,489
Remedies	—	10,213	503
	740,198	624,584	614,207
Recognized in other comprehensive income
Pension and pension bonds	226,597	(1,303,693)	1,003
Healthcare	(33,324)	(1,268,379)	(17,356)
Education and severance	(55,693)	922	45,509
Termination benefits – Voluntary retirement plan	(121)	(34)	93
	137,459	(2,571,184)	29,249
Deferred tax	(41,238)	771,355	(33,539)
	96,221	(1,799,829)	(4,290)

22.2       Plan assets

Plan assets are resources held by pension trusts for payment of pension obligations. Payments for health and education post–employment benefits is Ecopetrol’s responsibility. The destination of trust resources and its yields cannot be changed or returned to the Ecopetrol Business Group until all pension obligations have been fulfilled.

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2020 and 2019:

	2020	2019
Bonds issued by the national government	4,958,612	4,301,961
Bonds of private entities	3,177,531	3,122,630
Other foreign currency	1,992,800	870,859
Other local currency	1,502,349	1,899,787
Other public bonds	777,562	1,082,815
Variable yield	679,448	823,977
Bonds of foreign entities	84,663	610,824
	13,172,965	12,712,853

23.3%  (2019  –26.6)% of plan assets are classified as level 1 in the fair value hierarchy where prices for the assets are directly observable on actively traded markets, and 76.7% (2019 – 73.4%) are classified as level 2.

The fair value of level 2 plan assets is calculated using prices quoted in the assets’ market. The Ecopetrol Business Group obtains these prices through reliable financial data providers recognized in Colombia or abroad depending on the investment.

For the securities issued in local currency, the fair value of plan assets is calculated using information published by Precia, a price supplier authorized by the Financial Superintendence of Colombia. According to its methodology, prices are calculated based on market information on the valuation date or estimated from historical inputs according to the criteria established for the calculation of each of the prices.

The average price is calculated based on the most representative market of the transactions carried out through electronic platforms approved and supervised by the regulator.

On the other hand, the estimated price is calculated for investments that do not reflect enough information to estimate an average market price, replicating the quoted prices for similar assets or prices obtained through quotes from brokers. This estimated price is also given by Precia as a result of the application of robust methodologies approved by the financial regulator and widely used by the financial sector.

The following table reflects the credit ratings of the issuers and counterparties in assets held by the autonomous pension funds:

	2020	2019

Nation	5,102,222	4,448,221
AAA	4,369,805	5,138,279
AA+	570,716	837,009
BBB-	458,273	455,201
BBB	201,163	319,514
AA	134,454	6,679
F1+	61,192	56,728
BRC1+	52,296	68,313
A3	11,633	17,267
BBB+	10,328	22,113
AA-	4,014	16,067
BAA3	—	219,830
SP1+	—	84,933
A-1+	—	78,156
BAA1	—	15,538
A	5,307	11,841
Other credit ratings	297,048	30,129
Not available ratings	1,894,514	887,035
	13,172,965	12,712,853

See credit risk policy in Note 30.8.

22.3       Actuarial assumptions

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31, 2020 and 2019:

2020	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.50%	4.75%	6.00%	5.00%	4.09%
Salary growth rate	N/A	N/A	N/A	N/A	4.70%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	6.67%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2019	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	5.75%	5.25%	6.00%	5.50%	4.83%
Salary growth rate	N/A	N/A	N/A	N/A	5.50% / 4.70
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

The cost trend is the projected increase for the initial year, which includes the expected inflation rate.

The mortality table used for the calculations was that of ‘Valid Annuitant’ for men and women based on the experience gained for the period 2005–2008 of the Colombian Social Security Institute.

22.4       Maturity of benefit obligation

The cash flows required for payment of post–employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2021	967,810	482,953	1,450,763
2022	996,869	493,791	1,490,660
2023	1,019,379	507,009	1,526,388
2024	1,034,972	511,627	1,546,599
2025	1,069,252	514,556	1,583,808
2026 and thereafter	5,607,391	2,602,556	8,209,947

22.5       Sensitivity analysis

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2020:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
–50 basis points	16,139,465	1,147,350	7,798,461	515,004	846,709
+50 basis points	14,368,856	1,072,868	6,715,899	464,394	812,726
Inflation rate
–50 basis points	14,314,193	1,072,094	N/A	N/A	717,069
+50 basis points	16,193,316	1,147,825	N/A	N/A	740,501
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	96,530
+50 basis points	N/A	N/A	N/A	N/A	105,392
Cost trend
–50 basis points	N/A	N/A	6,720,777	464,319	N/A
+50 basis points	N/A	N/A	6,720,777	514,849	N/A

22.6       Voluntary retirement plan

In October 2019, the Ecopetrol's Board of Directors approved a new employee retirement plan that included four categories of retirements from January 2020 until December 2023: compliance of the work cycle (pension), Retirement Plan A (rent), Retirement Plan B (Bonus) and improved compensation. As for December 31, 2019, the Ecopetrol Business Group has not recognize a provision related to this plan, since it will be understood as an obligation at the time the Company offers the plan and each employee voluntarily accepts their retirement by taking advantage of any of the mentioned categories. In May 2020, Ecopetrol started offering this retirement plan, to which 421 workers have applied.

In August 2016, the Ecopetrol offered a voluntary retirement plan, which as of December 31, 2020 was used by 125 workers (2019 - 132) who met certain requirements. This plan includes benefits such as monthly income, education and health benefits until the date on which the employee is granted their retirement pension.

As of December 31, 2020, the amount of the net obligation associated with voluntary retirement plans is $713,407 (2019 - $124,186).